Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Texas Water Development Board, 4.50%, 10/15/37	$1,000	$ 1,064,160
		$ 1,064,160
Education — 3.1%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 2/15/33	$1,515	$ 1,725,842
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.00%, 10/1/46	1,390	1,423,014
New Jersey Educational Facilities Authority, (Princeton University), 5.00% to 7/1/31 (Put Date), 7/1/64	1,000	1,099,859
		$ 4,248,715
Electric Utilities — 1.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,142,398
Energy Northwest, WA, 5.00%, 7/1/37	815	858,523
		$ 2,000,921
General Obligations — 39.1%
Angleton Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	$220	$ 243,920
Auburn, ME, 2.00%, 11/1/34	1,250	1,071,104
Columbia School District, MO, 2.10%, 3/1/27	1,040	1,030,715
Connecticut:
5.00%, 3/15/29	500	533,412
5.00%, 12/1/30	585	643,661
District of Columbia, (Washington DC), 5.00%, 10/15/44	5,000	5,170,600
Frisco, TX, 2.00%, 2/15/33	250	227,124
Gaston County, NC, 5.00%, 3/1/31	6,000	6,658,946
Massachusetts:
5.00%, 7/1/35	1,945	2,255,308
5.00%, 1/1/44	2,750	2,805,408
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	29,163
Minnetonka Independent School District No. 276, MN:
0.00%, 2/1/37	400	273,274
0.00%, 2/1/38	460	300,429
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,623
New York, NY:
5.00%, 10/1/35	2,020	2,066,965
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY: (continued)
5.00%, 2/1/36	$1,500	$ 1,719,918
North Carolina, 2.00%, 6/1/33	1,250	1,128,234
Orange County, NC, 3.10%, 2/1/36	1,155	1,115,039
Oregon:
5.00%, 5/15/34	1,260	1,365,966
5.00%, 5/15/37	1,275	1,368,728
5.00%, 8/1/44	1,000	1,040,066
Pennsylvania, 4.00%, 5/1/32	2,005	2,089,288
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,713,708
San Jacinto Community College District, TX, 5.00%, 2/15/44	2,250	2,321,124
Somerville, MA:
1.75%, 10/15/32	2,380	2,112,323
1.75%, 10/15/33	1,160	1,007,380
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/28	280	265,625
Texas, (LOC: JPMorgan Chase Bank, N.A.), 3.45%, 6/1/50(1)	1,345	1,345,000
Texas Transportation Commission, 5.00%, 4/1/37(2)	1,000	1,150,271
Washington:
5.00%, 6/1/40	1,350	1,392,931
5.00%, 6/1/42	3,340	3,498,003
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/28	25	23,414
0.00%, 6/15/29	460	416,728
Wylie Independent School District, TX, (PSF Guaranteed), to 8/15/28, 3.25%, 8/15/41	5,675	5,671,886
		$ 54,066,284
Hospital — 7.8%
California Health Facilities Financing Authority, (Adventist Health System/West), 5.00%, 12/1/35	$500	$ 557,670
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/33	320	353,483
5.00%, 11/1/34	300	333,074
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	2,000	2,127,664
Indiana Finance Authority, (Ascension Senior Credit), 5.00%, 11/15/28	1,000	1,057,008
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,113,971
Pennsylvania Economic Development Financing Authority, (UPMC):
5.00%, 12/15/37	2,000	2,230,551

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Pennsylvania Economic Development Financing Authority, (UPMC): (continued)
5.00%, 12/15/39	$1,000	$ 1,048,273
		$ 10,821,694
Housing — 14.3%
Connecticut Housing Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	$1,350	$ 1,429,672
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	1,830	1,920,234
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	166,222
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	645	675,776
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,020	1,096,562
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	740	765,444
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.09%, 7/1/49(1)	3,050	3,050,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,160	1,227,368
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	699,876
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	286,714
New York City Housing Development Corp., NY, Sustainable Development Bonds, (SPA: TD Bank, N.A.), 3.00%, 5/1/54(1)	2,350	2,350,000
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	167,199
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	342,635
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	730	771,317
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	895	999,466
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	905	980,414
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,365	1,428,503
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,265	1,364,514
		$ 19,721,916
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 0.7%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$1,000	$ 1,006,538
		$ 1,006,538
Insured - General Obligations — 0.5%
Amber Creek Metropolitan District, CO:
(BAM), 5.00%, 12/1/32	$175	$ 189,635
(BAM), 5.00%, 12/1/37	425	455,764
		$ 645,399
Lease Revenue/Certificates of Participation — 0.6%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,340
5.00%, 11/1/43	225	225,204
5.00%, 11/1/48	375	375,279
		$ 875,823
Other Revenue — 13.4%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$3,500	$ 3,633,373
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	3,000	3,223,602
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	1,000	1,011,504
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,057,582
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	6,000	6,380,458
Southeast Energy Authority, AL, 5.00%, 10/1/30	3,000	3,207,546
		$ 18,514,065
Senior Living/Life Care — 2.0%
California Municipal Finance Authority, (PRS California Obligated Group), 5.00%, 4/1/29	$250	$ 262,662
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/28	210	216,404
5.00%, 5/1/29	190	198,415
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/29	590	615,420
5.00%, 2/1/30	425	445,923
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	965	1,049,173
		$ 2,787,997

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 7.4%
Massachusetts School Building Authority:
Social Bonds, 5.00%, 2/15/37	$3,000	$ 3,543,436
Social Bonds, 5.00%, 8/15/45	2,235	2,343,854
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/30	1,000	1,097,951
5.00%, 5/1/38	1,685	1,738,385
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	1,500	1,522,034
		$ 10,245,660
Transportation — 0.6%
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	$750	$ 809,443
		$ 809,443
Water and Sewer — 5.2%
New York City Municipal Water Finance Authority, 5.00%, 6/15/45	$3,000	$ 3,080,401
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	3,016,955
Tarrant Regional Water District, TX, Water Supply System Revenue, 5.00%, 3/1/44	1,000	1,089,600
		$ 7,186,956
Total Tax-Exempt Municipal Obligations (identified cost $131,639,400)		$133,995,571

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 665,159
Total Taxable Municipal Obligations (identified cost $648,096)		$ 665,159

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	2,987,630	$ 2,987,630
Total Short-Term Investments (identified cost $2,987,630)		$ 2,987,630
Total Investments — 99.6% (identified cost $135,275,126)		$137,648,360
Other Assets, Less Liabilities — 0.4%		$ 496,696
Net Assets — 100.0%		$138,145,056
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(2)	When-issued security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2026.
At April 30, 2026, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Massachusetts	11.4%
Texas	11.1%
New York	10.5%
Others, representing less than 10% individually	64.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 0.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency was 0.5% of total investments.
Abbreviations:
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2026.
Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,987,630, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$783,762	$14,949,444	$(12,745,576)	$ —	$ —	$2,987,630	$35,818	2,987,630
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$133,995,571	$ —	$133,995,571
Taxable Municipal Obligations	—	665,159	—	665,159
Short-Term Investments	2,987,630	—	—	2,987,630
Total Investments	$2,987,630	$134,660,730	$ —	$137,648,360
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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